Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 28, 2012
Focused Multi-Asset Strategy Portfolio (Prospectus Summary): | Focused Multi-Asset Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Focused Multi-Asset Strategy Portfolio
Supplement Text	ck0001020861_SupplementTextBlock

SUNAMERICA SERIES, INC.

SUNAMERICA FOCUSED ASSET ALLOCATION STRATEGIES

Focused Balanced Strategy Portfolio

Focused Multi-Asset Strategy Portfolio

Supplement dated April 26, 2012 to the Prospectus

dated February 28, 2012, as supplemented and amended to date

In addition, the expense information for the Focused Multi-Asset Strategy Portfolio contained in the table on page 13 of the Prospectus within the “Portfolio Highlights” section under the heading “ Fees and Expenses of the Portfolio-Annual Fund Operating Expenses,” is hereby deleted and replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	In addition, the expense example information for the Focused Multi-Asset Strategy Portfolio contained in the tables on page 14 of the Prospectus within the “Portfolio Highlights” section under the heading “Example,” is hereby deleted and replaced with the following:
Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Supplement Closing	ck0001020861_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. SUP1_AAPRO_2-12
Focused Multi-Asset Strategy Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FASAX
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.56%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	744
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,097
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,474
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,529
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	744
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,097
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,474
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,529
Focused Multi-Asset Strategy Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMABX
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.56%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.41%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	644
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,051
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,485
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,585
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	244
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	751
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,285
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,585
Focused Multi-Asset Strategy Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMATX
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.56%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.40%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	343
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	748
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,280
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,736
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	243
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	748
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,280
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,736
Focused Multi-Asset Strategy Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.56%
Other Expenses	rr_OtherExpensesOverAssets	2.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.01%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	403
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,221
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,055
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,214
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	403
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,221
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,055
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,214

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses.